Consolidated income statement - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Revenue	R 1,975,863	R 1,712,482	R 1,540,058
Cost of sales	(655,844)	(586,963)	(498,785)
Gross profit	1,320,019	1,125,519	1,041,273
Other income/(expenses) – net	1,009	4,246	426
Operating expenses	(982,116)	(914,813)	(903,837)
Sales and marketing	(199,209)	(184,978)	(181,601)
Administration and other charges	(782,907)	(729,835)	(722,236)
Operating profit	338,912	214,952	137,862
Finance income/(costs) – net	1,386	(69)	10,391
Finance income	12,286	8,951	16,068
Finance costs	(10,900)	(9,020)	(5,677)
Profit before taxation	340,298	214,883	148,253
Taxation	(137,962)	(33,690)	(26,812)
Profit for the year	202,336	181,193	121,441
Owners of the parent	R 202,336	181,134	121,458
Non-controlling interest		R 59	R (17)
Earnings per share
Basic (R) (in zar per share)	R 0.36	R 0.32	R 0.19
Diluted (R) (in zar per share)	R 0.35	R 0.32	R 0.19